Lord Abbett
                     Securities Trust
             Growth & Income Trust




                                                              1996 ANNUAL REPORT










An investment designed
to help you capture
capital growth over the
long term

                                     [LOGO]

[PHOTO]

Robert S. Dow
Chairman

Report to Shareholders For the Fiscal Year Ended October 31, 1996

Lord Abbett Securities Trust--Growth & Income Series completed its fiscal year on October 31, 1996. Below is an overview of class-specific data as of the close of the year.

                                    Class A          Class C*

Net Asset Value                    __________        __________

Dividends Paid                     __________        __________

Capital Gains Paid                 __________        __________

Total Return**                     __________        __________ss.

Over the past year, the stock market remained near all time highs against a background of modest economic growth, low inflation and a volatile interest-rate environment. We mainly identified investment opportunities based on the characteristics of individual securities, as few areas (sectors) of the market represented extraordinary value. One exception was the financial sector, where we were heavily weighted. These holdings performed strongly and helped to offset disappointments from our technology holdings.

We anticipate that, through the end of this year and into 1997, the economy will slow to a sustainable growth rate of 2% or less with inflation averaging between 2 1/2- 3%. Against this backdrop, long-term interest rates should decline. As a result, we will continue to overweight interest-sensitive stocks, particularly financial companies. With the exception of this heavy weighting in the financial sector, the performance of your portfolio will be heavily dependent on individual stock selection. As the economy slows in 1997, we may also look to increase our holdings of cyclical companies.

Although the benign interest-rate environment will benefit the stock market, investors should note that many of the positive forces propelling the market generally are reflected in current valuations and will have less impact as time passes While 1996's corporate profits have proven more robust than expected (attributable to the lingering effects of cost cutting and productivity gains), we forecast flat profits for 1997 as individual earnings disappointments will likely accelerate. We believe our disciplined investment process will continue to uncover investment values that provide good opportunity for price appreciation at less than market risk.

We regret to inform you that Ronald P. Lynch, Chairman of your Series, passed away on June 27, 1996. Mr. Lynch had been with the Firm since 1965. He will be sorely missed. The Board of Trustees has elected Robert S. Dow as the new Chairman of your Series.

We are pleased that Lord Abbett Securities Trust - Growth & Income Series is a part of your investment portfolio and thank you for the confidence and trust you have placed in us.

/s/ Robert S. Dow

Robert S. Dow
Chairman

November 21, 1996


* Data for period 7/15/96 (commencement of offering of Class C shares) through 10/31/96.

** Total return is the percent change in net asset value, assuming the reinvestment of all distributions.

ss.  Not annualized.

Fund Facts


             Lord Abbett Growth & Income Trust -- A Strong Performer

                   Average Annual Total Return as of 10/31/96:

   [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATTER]

                         1 Year                         20.0%

                         Life of Fund(2)               15.04%



(1) Reflects the percent change in net asset value (for Class C shares) which includes the reinvestment of all distributions.

(2) The Fund commenced operations on 1/3/94. Formerly Lord Abbett Securities Trust - Growth & Income Series.

Average annual total returns for the periods ended 9/30/96, with all distributions reinvested:

                        1 Year:                       15.5%
                        Life of Fund:                 14.9%

Past performance is not an indication of future results. The investment return and principal value of an investment will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.



Important Information

Results quoted herein reflect appropriate Rule 12b-1 Plan expenses from commencement of the Plan. Tax consequences are not reflected. If used as sales material after 12/31/96, this report must be accompanied by Lord Abbett's Performance Quarterly for the most recently completed calendar quarter. It is the intent of the Trust to issue additional classes of shares, with distinct pricing options, in July 1996. For a full discussion of the differences in pricing alternatives, please call 800-874-3733 and ask for the Trust's July 15, 1996 prospectus.


Statement of Net Assets
GROWTH & INCOME SERIES October 31, 1996


                                                                                                Number of
                                            Security                                               Shares               Market Value
====================================================================================================================================
Investments in Common Stocks 96.24%
====================================================================================================================================
Aerospace 1.37%                             Boeing Co.                                             16,400                 $1,564,150
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Agricultural Products                       Pioneer Hi-Bred
 .88%                                        International, Inc.                                    15,000                  1,006,875
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Airlines .95%                               British Airways plc ADR                                12,000                  1,083,000
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Auto Parts 2.69%                            Genuine Parts Co.                                      41,100                  1,798,125

                                            Snap-On, Inc.                                          39,600                  1,272,150

                                            TRW Inc.                                                3,900                    352,950

                                            Total                                                                          3,423,225
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                Number of
                                            Security                                               Shares               Market Value
====================================================================================================================================
Automobiles 1.72%                           Ford Motor Co.                                         15,600                    487,500

                                            General Motors Corp.                                   20,600                  1,109,825

                                            Total                                                                          1,597,325
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Banks:                                      Chase Manhattan Corp.                                  30,400                  2,606,800

Money Center 3.08%                          First Chicago NBD Corp.                                17,745                    904,995

                                            Total                                                                          3,511,795
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Banks:                                      Bank of Boston Corp.                                   29,900                  1,913,600

Regional 6.46%                              BankAmerica Corp.                                      18,400                  1,683,600

                                            Comerica Inc.                                          28,100                  1,492,813

                                            First Union Corp.                                      12,100                    880,275

                                            KeyCorp                                                29,800                  1,389,425

                                            Total                                                                          7,359,713
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------

Statement of Net Assets
GROWTH & INCOME SERIES October 31, 1996


                                                                                                Number of
                                            Security                                               Shares               Market Value
====================================================================================================================================
Brokers 1.03%                               Dean Witter, Discover & Co.                            20,000                  1,177,500
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Chemicals 3.06%                             Air Products &
                                            Chemicals Inc.                                         20,000                  1,200,000

                                            Dow Chemical Co.                                       10,500                    816,375

                                            Hanna, M.A. Co.                                        37,500                    796,875

                                            Union Carbide Corp.                                    15,700                    669,212

                                            Total                                                                          3,482,462
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Containers .74%                             Sonoco Products Co.                                    31,500                    838,688
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Data Processing                             Digital Equipment
Equipment 4.28%                             Corporation                                            16,500                    486,750

                                            Hewlett-Packard Co.                                    37,400                  1,650,275

                                            International Business
                                            Machines Corp.                                         15,900                  2,051,100

                                            Seagate Technology Inc.                                10,300                    687,525

                                            Total                                                                          4,875,650
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Data Processing                             Electronic Data Systems
Services 1.23%                              Corp.                                                  31,209                  1,404,405
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Drugs/Health Care                           Baxter International Inc.                              17,500                    728,438

Products 8.45%                              Lilly, Eli & Co.                                        7,000                    493,500

                                            Mallinckrodt Group Inc.                                30,000                  1,305,000

                                            Merck & Co., Inc.                                      13,000                    963,625

                                            SmithKline Beecham
                                            plc ADR                                                38,700                  2,423,587

                                            Tambrands Inc.                                         33,600                  1,432,200

                                            Warner-Lambert Co.                                     35,800                  2,277,775

                                            Total                                                                          9,624,125
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------

Electric Power 5.74%                        American Electric Power
                                            Co., Inc.                                              12,000                 $  498,000

                                            Baltimore Gas &
                                            Electric Co.                                           32,500                    885,625

                                            Carolina Power &
                                            Light Co.                                              25,000                    903,125

                                            Central & South
                                            West Corp.                                             37,600                    996,400

                                            CINergy Corp.                                          52,900                  1,752,312

                                            DTE Energy                                             23,300                    701,912

                                            Ipalco Enterprises Inc.                                30,000                    806,250

                                            Total                                                                          6,543,624
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment                        Emerson Electric Co.                                   34,800                  3,097,200
3.15%
                                            Raytheon Company                                       10,000                    492,500

                                            Total                                                                          3,589,700
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Electronics:                                AMP Inc.                                               35,100                  1,189,012

Components 2.40%                            Harris Corp.                                           24,600                  1,540,575

                                            Total                                                                          2,729,587
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Food 6.77%                                  Conagra Inc.                                           41,470                  2,068,315

                                            CPC International Inc.                                 14,500                  1,143,687

                                            Heinz H.J. Company                                     51,400                  1,824,700

                                            Hershey Foods Corp.                                     1,800                     87,075

                                            Sara Lee Corp.                                         24,000                    852,000

                                            Supervalu Inc.                                         58,300                  1,734,425

                                            Total                                                                          7,710,202
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Hotel/Motel 1.12%                           Patriot American
                                            Hospitality, Inc. REIT                                 17,900                    628,738

                                            Starwood Lodging
                                            Trust REIT                                             14,400                    648,000

                                            Total                                                                          1,276,738
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                Number of
                                            Security                                               Shares               Market Value
====================================================================================================================================
Household                                   James River Corp.                                      64,100                  2,019,150

Products 3.78%                              Kimberly Clark Corp.                                   24,590                  2,293,017

                                            Total                                                                          4,312,167
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Insurance 6.67%                             Aetna Life & Casualty Co.                              24,650                  1,648,469

                                            Chubb Corp.                                            35,800                  1,790,000

                                            CIGNA Corp.                                            14,600                  1,905,300

                                            SAFECO Corp.                                           37,700                  1,423,175

                                            The Progressive
                                            Corporation                                            12,200                    838,750

                                            Total                                                                          7,605,694
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Machinery: Diversified                      Deere & Co.                                            33,800                  1,411,150
1.92%
                                            Goulds Pumps, Inc.                                     33,600                    777,000

                                            Total                                                                          2,188,150
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous 2.94%                         Minnesota Mining &
                                            Mfg. Co.                                               26,000                  1,992,250

                                            National Service
                                            Industries, Inc.                                       39,400                  1,359,300

                                            Total                                                                          3,351,550
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Natural Gas:
Distribution .49%                           Nicor Inc                                              16,000                 $  558,000
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Natural Gas:
Diversified .82%                            The Coastal Corporation                                21,800                    937,400
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------

Statement of Net Assets
GROWTH & INCOME SERIES October 31, 1996


                                                                                                Number of
                                            Security                                               Shares               Market Value
====================================================================================================================================
Oil: Domestic 1.32%                         Amoco Corp.                                            19,900                  1,507,425
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Oil: International                          Chevron Corp.                                          23,600                  1,551,700
3.70%
                                            Exxon Corp.                                             9,900                    877,388

                                            Mobil Corp.                                            12,500                  1,459,375

                                            Royal Dutch Petroleum Co.                               2,00O                    330,750

                                            Total                                                                          4,219,213
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Paper and Forest                            International Paper Co.                                11,750                    502,313
Products 1.64%
                                            Westvaco Corporation                                   47,900                  1,365,150

                                            Total                                                                          1,867,463
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Printing and                                Deluxe Corp.                                           17,300                    564,413
Publishing 1.01%
                                            Gannett Co., Inc.                                       7,600                    576,650

                                            Total                                                                          1,141,063
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Railroads .15%                              Canadian National Railway
                                            (Partially Paid)                                        6,300                    173,250
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Restaurants .86%                            Brinker International Inc.*                            57,700                    980,900
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Retail 3.16%                                Dayton Hudson Corp.                                    15,150                    524,569

                                            May Department Stores
                                            Company                                                25,000                  1,184,375

                                            Toys R Us Inc.                                         56,000                  1,897,000

                                            Total                                                                          3,605,944
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                Number of
                                            Security                                               Shares               Market Value
====================================================================================================================================
Savings and Loan                            Ahmanson, H.F. & Co.                                   39,600                  1,242,450
3.14%
                                            Great Western Financial
                                            Corp.                                                  45,100                  1,262,800

                                            Standard Federal
                                            Bancorporation Inc.                                    20,000                  1,070,000

                                            Total                                                                          3,575,250
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Telecommunications                          AT&T Corp.                                             25,300                    882,338
2.53%
                                            MCI Communications
                                            Corp.                                                  79,700                  2,002,462

                                            Total                                                                          2,884,800
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Telephone 2.28%                             Bell Atlantic Corp.                                    16,800                 $1,012,200

                                            BellSouth Corporation                                  14,400                    586,800

                                            SBC Communication Inc.                                 20,500                    996,813

                                            Total                                                                          2,595,813
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Textiles: Apparel
1.27%                                       VF Corp.                                               22,100                  1,444,788
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Tobacco 2.37%                               American Brands Inc.                                   36,900                  1,761,975

                                            RJR Nabisco Holdings Corp.                             32,600                    941,325

                                            Total                                                                          2,703,300
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Waste Management
1.07%                                       WMX Technologies Inc.                                  35,600                  1,223,750
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
                                            Total Investments in
                                            Common Stocks
                                            (Cost $89,032,011)                                                           109,674,684
====================================================================================================================================
Other Assets, Less Liabilities 3.76%
====================================================================================================================================
Corporate                                   American Express
Obligations,                                Credit Corp.
at Cost                                     5.30% due 11/5/96                                      2,400M                  2,400,000

                                            Chevron Oil Finance Co.
                                            5.15% due 11/1/96                                      1,000M                  1,000,000

                                            General Electric Co.
                                            5.10% due 11/4/1996                                      750M                    750,000
                                            Total                                                                          4,150,000
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
Cash and Receivables, Net of Liabilities                                                                                     137,063
                                                                                                                          ----------
------------------------------------------------------------------------------------------------------------------------------------
                                            Total Other Assets,
                                            Less Liabilities                                                               4,287,063
====================================================================================================================================
Net Assets 100.00%                                                                                                      $113,961,747
====================================================================================================================================
                                            Class A Shares-Net asset value
                                            ($47,276,982 / 6,669,952
                                            shares outstanding)                                                         $       7.09

                                            Class C Shares-Net asset value
                                            ($66,684,765 / 9,408,606
                                            shares outstanding)                                                         $       7.09

                                            See Notes to Financial Statements
                                           *Non-Income Producing.


                               Statement of Operations

                                                                                                                  For the Year Ended
Investment Income                                                                                                   October 31, 1996
====================================================================================================================================
Income        Dividends                                                                                $  1,762,771
              Interest                                                                                      138,979
              Total income                                                                                             $  1,901,750
              ----------------------------------------------------------------------------------------------------------------------
Expenses      Management fee                                                                                481,736
              Management fee waived                                                                        (242,341)
              12b-1 distribution plan-Class A                                                                28,799
              12b-1 distribution plan-Class C                                                               490,573
              Shareholder servicing                                                                          80,963
              Expenses reimbursed to manager                                                                 58,560
              Audit and tax                                                                                  24,906
              Reports to shareholders                                                                        23,634
              Registration                                                                                   17,883
              Organization                                                                                    7,292
              Other                                                                                          27,645
              Total expenses                                                                                                999,650
              ----------------------------------------------------------------------------------------------------------------------
              Net investment income                                                                                         902,100
              ----------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain on Investments
====================================================================================================================================
Realized gain from security transactions
              Proceeds from sales                                                                        14,859,234
              Cost of securities sold                                                                    15,638,946
              Net realized gain                                                                           1,220,288
              ----------------------------------------------------------------------------------------------------------------------
Unrealized appreciation of investments
              Beginning of period                                                                         3,292,866
              End of period                                                                              14,074,369
              Net unrealized appreciation                                                                10,781,503
              Net realized and unrealized gain on investments                                                            12,001,791
              ----------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                                                                    $12,903,891
====================================================================================================================================

              See Notes to Financial Statements.

                               Statements of Changes in Net Assets

                                                                                                          Year Ended October 31,
Increase in Net Assets                                                                                1996                      1995
====================================================================================================================================
Operations    Net investment income                                                           $    902,100              $   394,421
              Net realized gain from securities transactions                                     1,220,288                  216,301
              Net unrealized appreciation of investments                                        10,781,503                3,148,368
              Net increase in net assets resulting from operations                              12,903,891                3,759,090
----------------------------------------------------------------------------------------------------------              -----------
Undistributed net investment income included in price of shares sold                                91,590                  102,375
----------------------------------------------------------------------------------------------------------              -----------
Distributions to shareholders from
              Net investment income-Class A                                                       (124,981)                      --
              Net investment income-Class C                                                       (819,658)                (369,231)
              Net realized gain from securities transactions                                      (220,851)                      --
              Total distributions                                                               (1,165,490)                (369,231)
----------------------------------------------------------------------------------------------------------              -----------
Share transactions
              Net proceeds from sale of shares                                                  35,645,485               22,484,213
              Net asset value of shares issued to shareholders in reinvestment of
                net investment income                                                            1,078,899                  309,319
              Net asset value of shares issued in exchange for assets acquired
                in tax-free acquisition                                                         43,649,766                       --
              Total                                                                             80,374,450               22,793,532
              --------------------------------------------------------------------------------------------              -----------
              Cost  shares reacquired                                                          (11,012,618)              (2,676,007)
              --------------------------------------------------------------------------------------------              -----------
              Increase in net assets derived from capital share transactions                    69,361,832               20,117,525
              --------------------------------------------------------------------------------------------              -----------
Increase in net assets                                                                          81,191,823               23,609,759
----------------------------------------------------------------------------------------------------------              -----------
Net Assets
              Beginning of year                                                                 32,769,924                9,160,165
              --------------------------------------------------------------------------------------------              -----------
              End of year (including undistributed net investment income
                of $1,156,554 and $179,154, respectively)                                     $113,961,747              $32,769,924
              =====================================================================================================================

              See Notes to Financial Statements.


                               Financial Highlights

                                                                                                                      Class C Shares
                                                                                    ------------------------------------------------
                                                                 Class A Shares                                       For the Period
                                                                 --------------                                               1/3/94
                                                                 For the Period                  Year Ended 10/31      (Commencement
                                                                       7/15/96*     -----------------------------     of Operations)
Per Share Operating Performance:                                    to 10/31/96              1996            1995        to 10/31/94
====================================================================================================================================
Net asset value, beginning of period                                   $ 6.50          $   6.04            $5.07            $5.00
-------------------------------------------------------------------------------     ------------------------------------------------
Income from investment operations
      Net investment income                                               .589+             .0949            .12              .089+
      Net realized and unrealized gain on investments                     .028             1.0986            .97              .041
      Total from investment operations                                    .617             1.1935           1.09              .130
      -------------------------------------------------------------------------     ------------------------------------------------
      Distributions
      Dividends from net investment income                               (.027)            (.1035)          (.12)            (.06)
      Distributions from net realized gain                                 --              (.04)              --               --
      -------------------------------------------------------------------------     ------------------------------------------------
Net asset value, end of year                                           $ 7.09          $   7.09            $6.04            $5.07
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                                            12.10%+           20.02%           21.83%            2.62%+
====================================================================================================================================
Ratios to Average Net Assets:
      Expenses, including waiver                                          .39%+            1.55%            1.16%             .61%+
      Expenses, excluding waiver                                          .39%+            2.01%            1.91%            1.94%+
      Net investment income                                               .40%+            1.36%            2.06%            2.03%+
====================================================================================================================================


                                                                                                   For the Period
                                                                                                           1/3/94
                                                                               Year Ended 10/31,    (Commencement
                                                                     ---------------------------   of Operations)
Supplemental Data for AllClasses:                                        1996               1995      to 10/31/94
=================================================================================================================
      Net assets, end of year (000)                                  $113,962            $32,770           $9,160
      Portfolio turnover rate                                         23.84%              23.17%           31.95%
=================================================================================================================

     * Commencement of offering Class  A shares.
     + Not annualized.
       See Notes to Financial Statements.

Notes to Financial Statements

1. Significant Accounting Policies

Lord Abbett Securities Trust (the "Trust") is an open-end management investment company, organized as a Delaware business trust on February 26, 1993. The Trust consists of one portfolio, the Growth & Income Series. The Trust is diversified as defined under the Investment Company Act of 1940. The following is a summary of significant accounting policies consistently followed by the Trust. The policies are in conformity with generally accepted accounting principles. (a) Market value is determined as follows: Securities listed or admitted to trading privileges on any national securities exchange are valued at the last sales price on the principal securities exchange on which such securities are traded, or, if there is no sale, at the mean between the last bid and asked prices on such exchange. Securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices in such market, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quoations are not available are valued at fair value under procedures approved by the Board of Trustees. Short-term securities are carried at cost which approximates market.
(b) It is the policy of the Trust to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income in taxable distributions. Therefore, no federal income tax provision is required. (c) Security transactions are accounted for on the date that the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. (d) A portion of the proceeds from sales and costs of repurchases of shares, equivalent to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed income. Undistributed net investment income per share thus is unaffected by sales or repurchases of shares. (e) The organization expenses are amortized evenly over a period of five years.

2. Management Fee and Other Transactions with Affiliates

The Trust has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which it supplies the Trust with investment management services and executive and other personnel, paid the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolio. The management fee paid is based on average daily net assets at the rate of .75 of 1% per annum. For the year ending October 31, 1996, Lord, Abbett & Co. waived $242,341 of the management fee. Lord, Abbett & Co. may waive its management fee and pay or reimburse the Trust for certain of its other expenses. Any such expenses paid are subject to repayment by the Trust, pursuant to a formula based on the asset size and expense ratio of the Trust. The Trust shall not be obligated to repay Lord, Abbett & Co. after five full fiscal years after the commencement of the repayment formula or the termination of the Management Agreement, whichever is earlier.

The Trust has Rule 12b-1 plans and agreements (the "Class A and Class C Plans") with Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The Trust makes payments to Distributor which uses or passes on such payments to authorized institutions. Pursuant to the Class A Plan, the Trust pays Distributor (1) an annual service fee of 0.25% of the average daily net assets of Class A shares and (2) a one-time distribution fee of up to 1% on certain qualifying purchases and a supplemental annual distribution fee of 0.10% of the average daily net assets of Class A shares serviced by certain qualifying institutions. Such expenses under the Class A Plan were 0.25% of the average daily net assets of the Class A shares during the year. Pursuant to the Class C Plan, the Trust pays Distributor (1) a service fee and a distribution fee, at the time such shares are sold, not to exceed 0.25% and 0.75%, respectively, of the net asset value of such shares sold and (2) at each quarter-end after the first anniversary of the sale of such shares, a service fee and a distribution fee at an annual rate not to exceed 0.25% and 0.75%, respectively, of the average annual net asset value of such shares outstanding. Such expenses under the Class C Plan were 0.99% (annualized) of the average daily net assets of the Class C shares during the period. Distributor received $4,139 representing payment of commissions on sales of Class A shares after deducting $37,977 allowed to authorized distributors as concessions. Certain of the Trust's officers and trustees have an interest in Lord Abbett.

3. Distributions

Dividends from net investment income are declared and paid quarterly. Net realized gain from security transactions, if any, will be distributed to shareholders in December 1996. At October 31, 1996 the accumulated undistributed net realized gain for financial reporting purposes, which is substantially the
same as for federal income tax purposes, aggregated $        . A distribution of
$.075 a share aggregating $         was declared on November 20,1996. Dividends
from net investment income declared on November 21, 1996 by class and paid on November 29, 1996 to each shareholder on record, were as follows:

                                         Rate           Aggregate
                                    Per Share              Amount
-----------------------------------------------------------------
Class A                                $.0270            $180,374
-----------------------------------------------------------------
Class C                                $.0135            $126,308
-----------------------------------------------------------------

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gains amounts in accordance with generally accepted accounting principles.

4. Capital

Transactions in shares were as follows:

                                                                  For the Period
                                                                   July 15, 1996
                                                                (Commencement of
                                                     offering of Class A Shares)
                                                             to October 31, 1996
                                                   -----------------------------
Class A                                               Shares              Amount
--------------------------------------------------------------------------------
Sales of shares                                      294,449       $  1,974,458
Shares issued to
shareholders in
reinvestment of net
investment income                                     24,116            160,559
Shares issued to
shareholders in
exchange for assets
acquired in tax-free acquisition                   6,718,449         43,649,766
Total                                              7,037,014         45,784,783
--------------------------------------------------------------------------------
Shares reaquired                                    (367,062)        (2,474,054)
Increase in shares                                 6,669,952         43,310,729
--------------------------------------------------------------------------------


                                        Year Ended                      Year Ended
                                  October 31, 1996                October 31, 1995
                         ---------------------------------------------------------
Class C                     Shares          Amount          Shares          Amount
----------------------------------------------------------------------------------
Sales of shares          5,117,940    $ 33,671,327       4,043,647    $ 22,484,213
Shares issued to
shareholders in
reinvestment of net
investment income          142,172         918,340          56,327         309,319
Total                    5,260,112      34,589,667       4,099,974      22,793,532
----------------------------------------------------------------------------------
Shares reaquired        (1,279,728)     (8,538,564)       (477,215)     (2,676,007)
Increase in shares       3,980,384      26,051,103       3,622,759      20,117,525
----------------------------------------------------------------------------------

5. Paid In Capital

At October 31, 1996, paid in capital aggregated $                 .

6. Purchases and Sales of Securities

Purchases and sales of investment securities (other than short-term investments) aggregated $39,878,933 and $15,209,840, respectively. Security gains and losses are computed on the identified cost basis. As of October 31, 1996, unrealized appreciation for federal income tax purposes for the Company aggregated $20,642,673 of which $21,516,280 related to appreciated securities and $873,607 related to depreciated securities. For federal income tax purposes, the identified cost of investments owned at October 31, 1996 was substantially the same as the cost for financial reporting purposes.

7. Trustees' Remuneration

The Trustees of the Company associated with Lord Abbett and all officers of the Company receive no compensation from the Company for acting as such. Outside Trustees' fees and retirement costs are allocated among all funds in the Lord Abbett group based on net assets of each fund. Director's fees accrued during the year were $662, a portion of which has been deemed invested in shares of the Company under a deferred compensation plan contemplating future payment of the value of those shares. As of October 31, 1996, the aggregate amount in Trustees'
accounts maintained under the plan was $        . Retirement costs accrued
during the year ended October 31, 1996 amounted to $645.

8. Acquisition

On July 12, 1996, the Trust acquired the net assets of Lord Abbett Fundamental Value Fund, Inc. pursuant to a plan of reorganization approved by the Company's shareholders on June 19, 1996. The acquisition was accomplished by a tax-free exchange of 6,718,449 shares of newly issued Class A shares for 3,251,614 shares of the Company valued at $43,649,766 in the aggregate on July 12, 1996. The aggregate net assets of the Trust and the Company immediately before the acquisition were $59,420,311 and $43,649,766 (including $6,568,304 of net unrealized appreciation and $2,229,561 of accumulated net realized gains), respectively.

Copyright (C) 1996 by Lord Abbett Securities Trust-Growth & Income Trust, 767 Fifth Avenue, New York, NY 10153-0203

This publication, when not used for the general information of shareholders of Lord Abbett Securities Trust-Growth & Income Trust, is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning the Trust's investment objective, policies and other matters. There is no guarantee that the forecasts contained within this publication will come to pass.

All rights reserved. Printed in the U.S.A.

Independent Auditors' Report

The Board of Trustees and Shareholders,
Lord Abbett Tax-Free Income Trust:

We have audited the accompanying statements of net assets of Lord Abbett Tax-Free Income Trust-Florida Series, Pennsylvania Series, Michigan Series and Georgia Series as of October 31, 1996, the related statements of operations and of changes in net assets and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.

An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 1996 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Lord Abbett Tax-Free Income Trust-Florida Series, Pennsylvania Series, Michigan Series and Georgia Series at October 31, 1996, the results of their operations, the changes in their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.





Deloitte & Touche LLP
New York, New York
December 8, 1995 Deloitte & Touche LLP
New York, New York
May 31, 1996

Our Management


  Board of Directors
  Ronald P. Lynch
  Robert S. Dow
  Thomas S. Henderson
  E. Thayer Bigelow*+
  Stewart S. Dixon*
  John C. Jansing*
  C. Alan MacDonald*+
  Hansel B. Millican, Jr.*+
  Thomas J. Neff*
* Outside Director
+ Audit Committee

  Officers
  Robert S. Dow, Chairman
  W.Thomas Hudson, Jr., Executive
  Vice President and Portfolio Manager
  Kenneth B. Cutler, Vice President
  and Secretary
  Stephen I. Allen, Vice President

  Investment Manager and
  Underwriter
  Lord, Abbett & Co.
  The General Motors Building
  767 Fifth Avenue
  New York, NY 10153-0203
  212-848-1800

  Custodian
  The Bank of New York
  New York, NY

  Transfer Agent
  United Missouri Bank of
  Kansas City, N.A.

  Shareholder Servicing Agent
  DST Systems, Inc.
  P.O. Box 419100
  Kansas City, MO 64141
  800-821-5129

  Auditors
  Deloitte & Touche LLP
  New York, NY

  Counsel
  Debevoise & Plimpton
  New York, NY


Copyright (C) 1996 by Lord Abbett Tax-Free Income Trust, 767 Fifth Avenue, New York, NY 10153-0203

This publication, when not used for the general information of shareholders of Lord Abbett Tax-Free Income Trust, is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning each Series' investment objective and policies, sales charges and other matters. All rights reserved. Printed in the U.S.A.

                           Investing in the
         Lord Abbett
                                              Family of Funds


------------------------------------------------------------------------------------------------------------------------------------
GROWTH
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              INCOME
------------------------------------------------------------------------------------------------------------------------------------
Aggressive        Growth           Growth &            Balanced            Income                 Tax-Free          Money
Growth Funds      Funds            Income Funds        Fund                Funds                  Income Funds      Market Fund

International     Mid-Cap          Affiliated Fund     Balanced Series     U.S. Government        o National        U.S. Government
Series            Value Fund                                               Securities Series*     o California      Securities
                                   Growth &                                                       o Connecticut     Money Market
Developing        Global Fund-     Income Series                           Bond-Debenture         o Florida         Fund*+
Growth Fund       Equity Series                                            Fund                   o Georgia
                                   Research Fund-                                                 o Hawaii
Research Fund -                    Large-Cap                               Global Fund-           o Michigan
Small-Cap                          Series                                  Income Series          o Minnesota
Series                                                                                            o Missouri
                                                                           Limited Duration       o New Jersey
                                                                           U.S. Government        o New York
                                                                           Securities Series*     o Pennsylvania
                                                                                                  o Texas
                                                                                                  o Washington


Finding the right mutual fund can be confusing. At Lord, Abbett & Co., we believe your financial adviser provides value in helping you identify and understand your investment objectives and, ultimately, offering fund recommendations suitable for your individual needs.

This publication, when used as sales literature, is to be distributed only if preceded or accompanied by a current prospectus for Lord Abbett Affiliated Fund. For more complete information about any other Lord Abbett fund, including charges and expenses, call your financial adviser or Lord Abbett Distributor LLC at 800-874-3733 for a prospectus. Read it carefully before investing.

When you invest in a family of funds, you benefit from:

Diversification. You and your financial adviser can diversify your investments between equity and income funds.

Flexibility. As your investment goals change, your financial adviser can help you reallocate your portfolio.

As an investor in the Lord Abbett Family of Funds, you have access to 28 portfolios designed to meet a variety of investment needs. While you may reallocate your assets among our funds at any time, we recommend speaking with your financial adviser to help you customize your investment plan.

* An investment in this Fund is neither insured nor guaranteed by the U.S. Government.

+ There can be no assurance that this Fund will be able to maintain a stable net asset value of $1.00 per share. This Fund is managed to maintain, and has maintained, its stable $1.00 per share price.


Numbers to Keep Handy
For Literature: 800-874-3733
For Shareholder Account
or Statement Inquiries: 800-821-5129
For More Information: 800-426-1130


LORD ABBETT DISTRIBUTOR LLC
------------------------------------------------------------          LAA-2-1096
The GM Building o 767 Fifth Avenue o New York, NY 10153-0203             (12/96)